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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                                   MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number      811-21247
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                        IVY MULTI-STRATEGY HEDGE FUND LLC
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               (Exact name of registrant as specified in charter)

    1633 BROADWAY              NEW YORK, NY                    10286
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     (Address of principal executive offices)                (Zip code)

STEVEN PISARKIEWICZ BNY ASSET MANAGEMENT 1633 BROADWAY   NEW YORK, NY
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-408-7535
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Date of fiscal year end: March 31, 2005
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Date of reporting period: June 30, 2004
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     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

     A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S)3507.

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ITEM 1. PROXY VOTING RECORD.

IVY Multi-Strategy Hedge Fund LLC is a registered hedge fund and, as such, does not have its own proxy voting record. Therefore, there is no attachment to this filing.

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                                   SIGNATURES


     Signature page for the filing of the annual report of the proxy voting record of registered management investment company (Form N-PX).

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  IVY MULTI-STRATEGY HEDGE FUND LLC
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By:      /s/ Steven Pisarkiewicz
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Name:    Steven Pisarkiewicz
Title:   President and Principal Executive Officer
Date:    August 31, 2004


By:      /s/ Sheila McKinney
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Name:    Sheila McKinney
Title:   Treasurer and Principal Financial Officer
Date:    August 31, 2004